Cash and Cash Equivalents (Excluding Overdrafts) - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [line items]
Cash and cash equivalents	£ 543	£ 312
Financial liabilities	2	23
Level 1 of fair value hierarchy [member] | Money market funds [member]
Cash and cash equivalents [line items]
Cash and cash equivalents	£ 62	£ 31
US Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	33.00%	16.00%
Sterling [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	27.00%	11.00%
Other currency [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	40.00%	73.00%